Right-of-use assets	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

17.  RIGHT-OF-USE ASSETS

a)Right-of-use assets

Right-of-use assets for the years ended December 31, 2021 and 2020, are detailed as follows:

Movements 2021	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	16,433	45,578	160,409	222,420
New contracts of right-of-use assets	51,624	50,984	32,675	135,283
Increases (decreases) from foreign currency translation differences	(4,597)	(6,031)	(15,300)	(25,928)
Removals	—	(54)	(55)	(109)
Acquisitions through business combinations	30,317	511	211	31,039
Depreciation	(4,001)	(10,718)	(21,312)	(36,031)
Argentine hyperinflationary economy	—	52	—	52
Other increases (decreases)	468	383	376	1,227
Total movements	73,811	35,127	(3,405)	105,533
Closing balance as of December 31, 2021	90,244	80,705	157,004	327,953

Movements 2020	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	3,023	66,858	185,918	255,799
New contracts of right-of-use assets	14,080	551	4,546	19,177
Increases (decreases) from foreign currency translation differences	555	(10,472)	(21,080)	(30,997)
Removals	—	(75)	(159)	(234)
Depreciation	(1,357)	(11,366)	(23,768)	(36,491)
Other increases (decreases)	132	82	14,952	15,166
Total movements	13,410	(21,280)	(25,509)	(33,379)
Closing balance as of December 31, 2020	16,433	45,578	160,409	222,420

As of December 31, 2021 and 2020, the main right-of-use assets and lease liabilities are detailed as follows:

- On July 21, 2016, a lease contract was signed with Banco de Crédito del Perú. That lease is for a 5-year term at a fixed rate of 3.68% in U.S. dollars, with quarterly amortization that began the second half of 2018. This lease was signed to finance a compressor and a natural gas station for the “Cold Generation Reserve” Unit of the Malacas thermal power plant (TG5).

- Lease contract signed on December 16, 2015, with Scotiabank, which is for a six and a half-year term, at a fixed rate of 3.75% in U.S. dollars, with quarterly amortization that began in September 2017. This lease was signed to finance the new TG-6 turbine for the Malacas thermal power plant (TG6).

The present value of future payments derived from those contracts is detailed as follows:

	12-31-2021			12-31-2020
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	74,651	13,964	60,687	56,509	5,017	51,492
From one to two years	37,454	13,003	24,451	32,680	4,718	27,962
From two to three years	28,035	11,520	16,515	16,395	3,454	12,941
From three to four years	24,810	10,323	14,487	12,393	2,818	9,575
From one to five years	23,825	9,003	14,822	11,798	2,073	9,725
More than five years	149,473	31,857	117,616	36,747	5,882	30,865
Total	338,248	89,670	248,578	166,522	23,962	142,560

b)Short-term and low value leases

The consolidated statement of income for the years ended December 31, 2021, 2020 and 2019 includes expenses in the amount of ThUS$ 2,728, ThUS$ 10,641 and ThUS$ 10,341, respectively, that correspond to short-term rental payments for a total amount of ThUS$ 1,332 in 2021, ThUS$ 3,046 in 2020 and ThUS$ 4,040 in 2019, lease of low value underlying assets in the amount of ThUS$ 43 in 2021, ThUS$ 1,281 in 2020 and ThUS$ 226 in 2019 and amounts related to variable leases in the amount of ThUS$ 1,353 in 2021, ThUS$ 6,314 in 2020 and ThUS$ 6,075 in 2019, which are exempt from the application of IFRS 16 (See Note 3.f).

As of December 31, 2021, and 2020 future payments derived from those contracts are detailed as follows:

	12-31-2021	12-31-2020
	ThUS$	ThUS$
Less than one year	32	196
From one to two years	—	1,281
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	32	1,477